                    As filed with the SEC on March 27, 1996

          Excelsior Funds, Inc. - Registration Nos. 2-92665; 811-4088

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]


      Excelsior Funds, Inc.:  Post-Effective Amendment No. 22        [x]


                                      and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        [x]
                                  ACT OF 1940

               Excelsior Funds, Inc.:  Amendment No. 24        [x]

               (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (800) 446-1012


                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


Title of         Amount of    Proposed      Proposed        Amount of
Securities       Shares       Maximum       Maximum         Registration
Being            Being        Offering      Aggregate       Fee (1)
Registered       Registered   Price/Share   Offering Price
Shares of
Common Stock     273,879,951  NAV           $204,135,808    $100

(1) Registrant had actual aggregate redemptions of $19,674,209,312 for its fiscal year ended March 31, 1995; has used $19,470,363,501 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $203,845,811 (273,848,048 shares of Common Stock) for reductions in its current amendment. While no fee is required to register the 273,848,048 shares of Common Stock, the Registrant has elected to register, for $100, an additional $289,997 of shares of Common Stock (31,903 shares of Common Stock at $9.09 per share (the net asset value per share on March 14, 1996 calculated in accordance with Rule 457(d))).

       The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1995 was filed on May 26, 1995.

                                 March 25, 1996


Excelsior Funds, Inc.
73 Tremont Street
Boston, Massachusetts  02108-3913



     RE: Shares Registered by Post-Effective Amendment No. 22 to Registration Statement on Form N-1A (File No. 2-92665)

Ladies and Gentlemen:

     We acted as counsel to Excelsior Funds, Inc. (the "Company") in connection with the preparation and filing with the Securities and Exchange Commission of Post-Effective Amendment No. 22 to the Company's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, registering 273,879,951 shares of the Company's Common Stock, $.001 par value per share, to be issued and sold by the Company (the "Common Stock"). The registration of such Common Stock has been made in reliance upon Rule 24e-2 under the Investment Company Act of 1940, as amended.

     In this connection, we have reviewed originals or copies, certified or otherwise identified to our satisfaction, of the Company's Certificate of Incorporation, By-Laws, resolutions of its Board of Directors and such other documents and corporate records as we deem appropriate for the purpose of giving this opinion. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal Law of the United States of America.

     Based upon the foregoing, it is our opinion that the foregoing shares of Common Stock, when issued for payment as described in the Company's Prospectus and in accordance with the Company's Articles of Incorporation for not less than $.001 per share, will be validly issued, fully paid and non-assessable shares of Common Stock of the Company.

     We hereby consent to the filing of this opinion as an exhibit to Post-Effective Amendment No. 22 to the Company's Registration Statement.


                         Very truly yours,



                         DRINKER BIDDLE & REATH

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Excelsior Funds, Inc. certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 22 to its Registration Statement ("Amendment No. 22") pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania, on the 27th day of March, 1996.

                             EXCELSIOR FUNDS, INC.
                             Registrant

                             * Alfred Tannachion
                             --------------------------
                             Alfred Tannachion, President
                             (Signature and Title)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to Excelsior Funds, Inc. Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                   Title                       Date
   ---------                   -----                       ----
* Alfred Tannachion
-------------------
Alfred Tannachion              Chairman of the             March 27, 1996
                               Board, President
                               and Treasurer

* Joseph H. Dugan
-----------------
Joseph H. Dugan                Director                    March 27, 1996


* Donald L. Campbell
--------------------
Donald L. Campbell             Director                    March 27, 1996


* Wolfe J. Frankl
-----------------
Wolfe J. Frankl                Director                    March 27, 1996


* Robert Robinson
-----------------
Robert Robinson                Director                    March 27, 1996


-------------------
Frederick S. Wonham            Director                    March 27, 1996


By:    /s/ W. Bruce McConnel, III
      ---------------------------
     * W. Bruce McConnel, III
       Attorney-in-fact
